RELATED PARTIES - Liotta Family Office, LLC (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Mar. 15, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Class A Common Stock outstanding (in shares)	29,251,629		28,043,449		11,268,877
Father of the CEO | Liotta Family Office, LLC
Related Party Transaction [Line Items]
Ownership percentage, majority owner	60.00%		60.00%
Brother of Management or Principal Owner | Liotta Family Office, LLC
Related Party Transaction [Line Items]
Ownership percentage, minority owner	20.00%		20.00%
Volato Group, Inc., Cheif Executive Office | Liotta Family Office, LLC
Related Party Transaction [Line Items]
Ownership percentage, minority owner	20.00%
Liotta Family Office, LLC | Volato Group, Inc.
Related Party Transaction [Line Items]
Ownership percentage, minority owner	6.40%		4.70%
Liotta Family Office, LLC | Volato Group, Inc. | Common Class A
Related Party Transaction [Line Items]
Class A Common Stock outstanding (in shares)	1,859,288
Affiliated Entity | March 2023 Promissory Note | Promissory Note
Related Party Transaction [Line Items]
Debt instrument, face amount			$ 1,000	$ 1,000
Interest expense, debt	$ 23	$ 109	86
Accrued interest	$ 109		$ 86